Segment reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Genentech and Roivant
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%	10.00%
Roivant
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%